SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended
Sep. 30, 2023
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION	15. SUPPLEMENTAL CASH FLOW INFORMATION There were no non-cash transactions during the period ended September 30, 2023 and 2022.